Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Net income	$ 10,661,000		$ 8,220,000		$ 3,846,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,240,000		1,052,000		938,000
Purchase accounting loan discount accretion	(670,000)		(1,233,000)		(891,000)
Deferred income taxes	529,000		1,740,000		2,660,000
Provision for loan and lease losses	550,000		450,000		(350,000)
Gain on sale of loans	(9,071,000)	[1]	(4,675,000)	[1]	(1,843,000)
Net securities losses (gains)	(4,000)	[1]	6,000	[1]	2,000
Change in fair value of mortgage servicing rights	258,000	[1]	(26,000)	[1]	31,000
Loss (gain) on sale or write-down of other real estate owned	40,000		59,000		(22,000)
Increase in cash surrender value of life insurance	(390,000)		(395,000)		(397,000)
Net amortization of security premiums and discounts	921,000		792,000		848,000
Stock option expense	266,000		165,000		100,000
Deferred compensation expense	210,000		138,000		90,000
Proceeds from sale of loans held for sale	281,269,000		175,288,000		63,495,000
Originations of loans held for sale	(279,986,000)		(176,098,000)		(59,430,000)
(Increase) decrease in other assets	(1,259,000)		(944,000)		(519,000)
Increase (decrease) in other liabilities	(941,000)		610,000		(2,698,000)
Net cash provided by operating activities	3,623,000		5,149,000		5,860,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	15,985,000		21,282,000		38,087,000
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	26,724,000		16,056,000		16,591,000
Purchases of available-for-sale securities	(54,014,000)		(38,107,000)		(33,627,000)
Net proceeds from certificates of deposits					1,494,000
Acquisition of Benchmark			(3,413,000)		(24,660,000)
Proceeds from sale of other real estate owned	68,000		62,000		823,000
Net increase in loans and leases	(14,086,000)		(53,797,000)		(34,311,000)
Bank owned life insurance premium					(80,000)
Purchases of premises and equipment	(753,000)		(525,000)		(4,182,000)
Net cash used in investing activities	(26,076,000)		(58,442,000)		(39,865,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	40,969,000		35,883,000		10,405,000
Proceeds from other borrowings			30,693,000		57,148,000
Principal payments on other borrowings	(6,693,000)		(22,398,000)		(18,774,000)
Purchase of treasury stock	(95,000)
Proceeds from sale of treasury shares	71,000		39,000		27,000
Payments of deferred compensation	(160,000)		(155,000)		(144,000)
Cash dividends paid	(1,702,000)		(1,568,000)		(1,569,000)
Net cash provided by financing activities	32,390,000		42,494,000		47,093,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,937,000		(10,799,000)		13,088,000
Cash at beginning of the year	16,475,000		27,274,000		14,186,000
Cash at end of the year	26,412,000		16,475,000		27,274,000
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	8,986,000		6,131,000		3,394,000
Federal income taxes	700,000		3,259,000		425,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	(1,233,000)		429,000		382,000
Non-cash investing activities:
Transfer of loans to other real estate owned			70,000		241,000
Recognition of right-of-use lease asset (other assets) and lease liability (other liabilities)	2,112,000
Change in net unrealized gain or loss on available-for-sale securities	$ 5,869,000		$ (2,045,000)		$ 1,124,000

[1]	Not within the scope of ASC 606